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Anngharaad S. Reid
Paralegal
(860) 273-4474
Fax: (860) 273-3004
ReidA@ING-AFS.com


May 1, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention: Filing Desk

RE: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT B POST-EFFECTIVE AMENDMENT NO. 46 TO REGISTRATION STATEMENT ON FORM N-4 PROSPECTUS TITLE: AETNA MARATHON PLUS - VARIABLE ANNUITY
     FILE NOS. 33-34370* AND 811-2512
     RULE 497(J) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus, Prospectus Supplement and Statement of Additional Information contained in Post-Effective Amendment No. 46 to the Registration Statement on Form N-4 ("Amendment No. 46") for Variable Annuity Account B of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Amendment No. 46 of the Registrant's Registration Statement on Form N-4 which was declared effective on May 1, 2001. The text of Amendment No. 46 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-4474.

Sincerely,

/s/ Anngharaad S. Reid

Anngharaad S. Reid



--------------------------------
* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the following earlier Registration Statement:
     33-87932.

Hartford Site                            ING North America Insurance Corporation
151 Farmington Avenue, TS31
Hartford, CT 06156-8975